Stockholders' Equity - Shares authorized and common stock awards (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 07, 2020	Nov. 07, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 2,222,609	$ 5,223,108	$ 11,070,075	$ 883,373
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance					8,000,000	8,000,000